INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
5.
INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of September 30,
	2,021	2,022
Cost:
Apartment rental contracts	112,849	55,967
Trademarks	86,900	16,294
Software	2,275	—
	202,024	72,261
Less: Accumulated amortization	(49,560)	(58,786)
	152,464	13,475

Amortization expenses were RMB 75,660, RMB 58,934 and RMB 26,397 for the years ended September 30, 2020, 2021 and 2022, respectively. Impairment loss against intangible assets were RMB 533,412, RMB nil and RMB 100,156 for the years ended September 30, 2020, 2021 and 2022, respectively.

For the years ended September 30, 2020, 2021 and 2022, the Group disposed of certain apartment rental contracts with net book value of RMB 14,756, RMB 10,725 and RMB 11,972, respectively, at no consideration. For the years ended September 30, 2020, 2021 and 2022, the Group recognized loss from disposal of intangible assets of RMB 14,756, RMB 10,725 and RMB 11,972, respectively.

The following table sets forth the Group’s amortization expenses for the five years since September 30, 2022:

Amortization expenses
Year ending September 30, 2023	6,002
Year ending September 30, 2024	3,734
Year ending September 30, 2025	1,588
Year ending September 30, 2026	829
Year ending September 30, 2027 and thereafter	1,322
13,475